Offerings - Offering: 1	Jun. 10, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issued in May 2025 private placement
Amount Registered | shares	3,888,889	[1]
Proposed Maximum Offering Price per Unit | $ / shares	29.96	[2]
Maximum Aggregate Offering Price	$ 116,511,114
Fee Rate	0.01531%
Amount of Registration Fee	$ 17,838
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of the Registrant’s common stock, par value $0.0001 per share, in connection with any stock dividend, stock split, stock distribution, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high $31.56 and low $28.35 sale prices of our Common Stock on June 6, 2025, as reported on the Nasdaq.

[1]	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of the Registrant’s common stock, par value $0.0001 per share, in connection with any stock dividend, stock split, stock distribution, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.
[2]	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high $31.56 and low $28.35 sale prices of our Common Stock on June 6, 2025, as reported on the Nasdaq.